Liquidity and going concern (Details) - USD ($) $ in Thousands		3 Months Ended
	Sep. 29, 2025	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Operating income (loss)		$ (4,865)	$ (1,778)
Net cash used in operating activities from continuing operations		(3,338)	(8,591)
Cash and cash equivalents from continuing operations, end of period (including restricted cash)		24,503	$ 15,655	$ 27,158
Debt		1,948
Minimum cash requirement		$ 15,000
Maximum proceeds from issuance of prospectus equity	$ 100,000
Shelf prospectus, effective period	25 months